Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
FVOCI Securities		$ 113,209	$ 93,702
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		112,197	93,728
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		1,369	660
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(357)	(686)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		113,209	93,702
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		44,894	33,892
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		443	303
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(2)	(18)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		45,335	34,177
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,525	5,939
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		132	82
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(13)	(25)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,644	5,996
U.S. federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		20,515	17,033
U.S. federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		327	100
U.S. federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(33)	(168)
U.S. federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		20,809	16,965
U.S. states, municipalities and agencies [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,622	5,125
U.S. states, municipalities and agencies [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		77	24
U.S. states, municipalities and agencies [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(65)	(81)
U.S. states, municipalities and agencies [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,634	5,068
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,039	5,643
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		35	20
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(9)	(7)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,065	5,656
NHA MBS, U.S. agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	[1]	26,946	21,570
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		291	58
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(222)	(335)
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		27,015	21,293
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,491	4,391
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		37	31
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(13)	(52)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,515	4,370
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		165	135
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		27	42
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 192	$ 177

[1]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.